Property, Plant and Equipment, net - Summary of estimated useful lives of assets (Details)	12 Months Ended
Dec. 31, 2022
Compression equipment | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	25 years
Compression equipment | Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	4 years
Trailers and vehicles | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Field equipment | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Field equipment | Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	1 year
Technology hardware and software | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	Shorter of remaining lease term or 5 years
Shipping containers | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	4 years
Furniture and fixtures | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	7 years
Other
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	Shorter of remaining lease term or estimated useful life